Financial instruments (Tables)	9 Months Ended
Sep. 30, 2025
Financial Instruments [Abstract]
Schedule of financial assets
Financial assets by category as of September 30, 2025 and December 31, 2024 are as follows (in thousands):

	September 30, 2025
	Financial assets at fair value through profit or loss	Financial assets measured at amortized cost
Current assets
Cash and cash equivalents	$—	$348,338
Short-term investments	—	90,856
Accounts receivable, net	—	34,134
Accrued income	—	1,596
Financial assets at fair value through profit or loss	8	—
Total	$8	$474,924
Non-current assets
Financial assets at fair value through profit or loss	10,452	—
Total	$10,452	$—

	December 31, 2024
	Financial assets at fair value through profit or loss	Financial assets measured at amortized cost
Current assets
Cash and cash equivalents	$—	$334,850
Short-term investments	—	80,000
Accounts receivable, net	—	30,778
Accrued income	—	2,996
Total	$—	$448,624
Non-current assets
Financial assets at fair value through profit or loss	417	—
Total	$417	$—

Schedule of financial liabilities
Financial liabilities by category as of September 30, 2025 and December 31, 2024 are as follows (in thousands):

	September 30, 2025
	Financial liabilities at fair value through profit or loss	Financial liabilities measured at amortized cost
Current liabilities
Accounts payable	$—	$16,852
Accrued expenses (1)	—	7,625
Current lease liabilities	—	1,310
Current portion of borrowings with related party	—	35,658
Other current liabilities	—	2,208
Financial liabilities at fair value through profit or loss	881	—
Total	$881	$63,653
Non-current liabilities
Non-current lease liabilities	—	3,913
Total	$—	$3,913

(1)Annual leave allowance that should be paid to employees is excluded.

	December 31, 2024
	Financial liabilities at fair value through profit or loss	Financial liabilities measured at amortized cost
Current liabilities
Accounts payable	$—	$2,889
Accrued expenses (1)	—	12,101
Current lease liabilities	—	1,162
Total	$—	$16,152
Non-current liabilities
Non-current lease liabilities	—	3,510
Long-term borrowings with related party	—	34,014
Other non-current liabilities	—	936
Total	$—	$38,460
(1)Annual leave allowance that should be paid to employees is excluded.

Schedule of fair value measurements of assets
Fair value hierarchy classifications of the financial assets and liabilities that are measured at fair value disclosed in fair value as of September 30, 2025 and December 31, 2024 are as follows (in thousands):

	September 30, 2025
	Level 1	Level 2	Level 3	Total
Financial assets and liabilities at fair value through profit or loss
Financial assets	$—	$10,030	$430	$10,460
Financial liabilities	—	881	—	881

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial assets and liabilities at fair value through profit or loss
Financial assets	$—	$—	$417	$417
Financial liabilities	—	—	—	—

Schedule of valuation techniques and inputs for fair value measurements
The valuation techniques and inputs used for fair value measurements and disclosed fair values categorized within Level 2 and Level 3 of the fair value hierarchy as of September 30, 2025 and December 31, 2024 are as follows (in thousands):

	September 30, 2025	December 31, 2024	Level	Valuation techniques
Financial assets at fair value through profit or loss	$430	$417	3	Market-based fair value approach
Financial assets at fair value through profit or loss	$10,030	$—	2	Market-based fair value approach
Financial liabilities at fair value through profit or loss	$881	$—	2	Market-based fair value approach

Schedule of net gains of losses by category of financial instruments	Net gains or losses by category of financial instruments

	Three months ended September 30,		Nine months ended September 30,
(in thousands)	2025	2024	2025	2024
Financial assets at fair value through profit or loss
Gain on valuation of financial assets	$18	$—	$18	$—
Unrealized gain on foreign currency	110	—	110	—
Loss on valuation of financial assets	15	(7)	(6)	(20)
Gains (losses) on disposal	(426)	—	(426)	—
Sub-total	$(283)	$(7)	$(304)	$(20)
Financial assets at amortized cost
Interest income	4,212	4,045	12,126	11,305
Gain on foreign currency transactions	83	26	361	4,164
Unrealized gain on foreign currency	126	(3,415)	256	122
Loss on foreign currency transactions	(721)	(321)	(2,161)	(375)
Unrealized loss on foreign currency	1,276	(1,283)	(445)	(1,757)
Sub-total	$4,976	$(948)	$10,137	$13,459
Total	$4,693	$(955)	$9,833	$13,439
Financial liabilities at fair value through profit or loss
Loss on valuation of financial liabilities	$1,987	$—	$(875)	$—
Sub-total	$1,987	$—	$(875)	$—
Financial liabilities at amortized cost
Interest expense	(510)	(557)	(1,423)	(1,602)
Gain on foreign currency transactions	(24)	(29)	—	1
Unrealized gain on foreign currency	—	124	—	124
Loss on foreign currency transactions	(9)	(17)	(46)	(19)
Sub-total	$(543)	$(486)	$(1,469)	$(1,504)
Total	$1,444	$(486)	$(2,344)	$(1,504)